EMPLOYEE BENEFIT PLANS AND MULTI-EMPLOYER PENSION PLANS	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS AND MULTI-EMPLOYER PENSION PLANS
EMPLOYEE BENEFIT PLANS AND MULTI-EMPLOYER PENSION PLANS

Defined Contribution 401(k) Plan

We maintain a defined contribution 401(k) profit sharing plan for employees meeting various employment requirements. Eligible employees may contribute amounts up to the lesser of 15% of their annual compensation or the maximum amount IRS regulations permit. Through December 31, 2009, we matched 100% of employee contributions up to a maximum of 5% of their compensation. Effective January 1, 2010, we suspended matching contributions for 2010. Beginning January 1, 2011, we resumed matching and matched 100% of employee contributions up to a maximum of 2% of their compensation. We paid matching contributions of $0.6 million in 2011 and $2.5 million in 2009.
.
Multiemployer Pension Plans

Several of our subsidiaries are parties to various collective bargaining agreements with labor unions having multi-year terms that expire on a staggered basis. Under these agreements, our applicable subsidiaries pay specified wages to covered employees, observe designated workplace rules and make payments to multi-employer pension plans and employee benefit trusts rather than administering the funds on behalf of these employees. The risks of participating in these multiemployer pension plans are different from single-employer plans. Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers. If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers. If we choose to stop participating in some of these multiemployer plans, we may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability. We did not have to record a liability in fiscal 2011 or 2010 for full and partial withdrawals from any multiemployer pension plans. For additional information regarding our potential future obligations, see Note 18.

In September 2011, the FASB issued guidance for disclosures of multiemployer pension and other postretirement benefit plans. The guidance requires an employer to provide additional quantitative and qualitative disclosures for these plans. The disclosures provide users with more detailed information about an employer’s participation in multiemployer pension plans. We adopted this guidance during 2011 and applied the requirements retrospectively for all periods presented.

The required disclosures and our participation in significant multiemployer pension plans are presented in the table below. The EIN/Pension Plan Number column provides the Employer Identification Number (“EIN”) and the three-digit plan number, if applicable. The Pension Protection Act zone status is based on information available from the plan or the plan’s public filings. Among other factors, plans in the red zone are generally less than 65 percent funded, plans in the yellow zone are less than 80 percent funded, and plans in the green zone are at least 80 percent funded. The FIP/RP Status Pending/Implemented column indicates plans for which a financial improvement plan (“FIP”) or a rehabilitation plan (“RP”) is either pending or has been implemented. The last column lists the expiration date(s) of the collective-bargaining agreements to which the plans are subject. Our contributions did not represent more than five percent of total contributions to any of the significant plans shown below based on the plan's 2011 annual report.

Pension Fund	EIN/ PPN	Pension Protection Act Zone Status	FIP/RP Status Pending/ Implemented	Contributions (in Thousands)			Surcharge Impose	Expiration Date of Collective Bargaining Agreement
		2011		2011	2010	2009
Western Conference Teamster Pension Plan	91-6145047/001	Green	No	$2,382	$2,261	$2,321	No	6/30/2013
Operating Engineers Pension Trust Fund	94-60907064/001	Green	No	511	426	430	No	6/30/2014
Local 282 Pension Trust Fund	11-6245313/001	Yellow	Yes	508	285	27	No	6/30/2016
Trucking Employees of New Jersey Pension Fund	22-6063701/001	Red	Yes	377	313	392	Yes	5/31/2013
Westchester Teamsters Pension Fund	13-6123973/001	Green	No	190	262	243	No	5/31/2014
Teamsters Local 445 Construction Division Pension Fund	22-1864489/001	Yellow	Yes	187	206	167	No	6/30/2014
Pension Fund of OE 825	22-6033380/001	Yellow	Yes	129	135	120	No	3/30/2016
Local No. 863 Pension Plan	22-1598194/001	Red	Yes	117	121	114	Yes	4/30/2013
Other	Various	Various	Various	347	304	220	Various	6/30/2012 to 6/30/2016
				$4,748	$4,313	$4,034